Share-Based Payment Plans - Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	2.9
Weighted average remaining contractual life (in years)	4 years
Weighted average exercise price (in dollars per share)	CAD 14.26
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		CAD 5.00
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		48.00
5.00 - 8.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	1.9
Weighted average remaining contractual life (in years)	5 years 7 months 6 days
Weighted average exercise price (in dollars per share)	CAD 6.46
5.00 - 8.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		5.00
5.00 - 8.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		6.00
22.00 - 30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	0.5
Weighted average remaining contractual life (in years)	2 years 1 month 6 days
Weighted average exercise price (in dollars per share)	CAD 23.60
22.00 - 30.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		22.00
22.00 - 30.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		30.00
31.00 - 48.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	0.5
Weighted average remaining contractual life (in years)	1 month 6 days
Weighted average exercise price (in dollars per share)	CAD 34.35
31.00 - 48.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		31.00
31.00 - 48.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		CAD 48.00